SHARE CAPITAL - Summary of measurement of stock option fair value assumptions (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Mar. 20, 2024 CAD ($) yr $ / shares	Nov. 16, 2023 yr $ / shares	Sep. 26, 2023 CAD ($) yr $ / shares	Jun. 29, 2023 CAD ($) yr $ / shares	Nov. 16, 2022 CAD ($) $ / shares	Sep. 30, 2022 CAD ($) $ / shares	Aug. 15, 2022 CAD ($) $ / shares	Jun. 30, 2022 CAD ($) $ / shares	Mar. 31, 2024 CAD ($)	Nov. 14, 2023 CAD ($)
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted	3.52%			3.78%
Expected volatility, share options granted	95.00%			95.00%
Option life, share options granted | yr	5.00			5.00
Expected dividend as percentage, share options granted	0.00%			0.00%
Weighted average share price, share options granted	$ 0.56			$ 0.47
Exercise price, share options granted (in CAD per share)	$ 0.56			$ 0.44
Weighted average fair value at measurement date, share options granted | $	$ 8		$ 577	$ 4,080					$ 39,177	$ 10,907
Summary of measurement of stock option fair value assumptions	The aggregate estimated grant date fair value was determined to be $4,080, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.47
Exercise price	$0.44
The aggregate estimated grant date fair value was determined to be $577, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on September 26, 2026.

Risk-free interest rate	4.68%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$0.79
Exercise price	$0.79

Options expiring on September 26, 2028.

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.79
Exercise price	$0.79
The aggregate estimated grant date fair value was determined to be $10,907, calculated using the Black-Scholes option pricing model with the following assumptions:
Options expiring on November 16, 2026.

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3.00
Expected dividend yield	0.00%
Share price	$0.60
Exercise price	$0.72

Options expiring on November 16, 2028.

Risk-free interest rate	4.28%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.60
Exercise price	$0.72
The aggregate estimated grant date fair value was determined to be $8, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.52%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.56
Exercise price	$0.56
The aggregate estimated grant date fair value was determined to be $32, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.10%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$1.00
The estimated grant date fair value was determined to be $183, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.14%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$0.90
The estimated grant date fair value was determined to be $429, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.11%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
The estimated grant date fair value was determined to be $14, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.88%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
The estimated grant date fair value was determined to be $102, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.72%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$0.75
The estimated grant date fair value was determined to be $98, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.32%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$1.00
The estimated grant date fair value was determined to be $53, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.91
The estimated grant date fair value was determined to be $110, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.75

Option Expiration Period Twenty Seven
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted		4.28%
Expected volatility, share options granted		85.00%
Option life, share options granted | yr		3.00
Expected dividend as percentage, share options granted		0.00%
Weighted average share price, share options granted		$ 0.60
Exercise price, share options granted (in CAD per share)		$ 0.72
Weighted average fair value at measurement date, share options granted | $									$ 81
Option Expiration Period Thirty Eight
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted		4.28%
Expected volatility, share options granted		95.00%
Option life, share options granted | yr		5.00
Expected dividend as percentage, share options granted		0.00%
Weighted average share price, share options granted		$ 0.60
Exercise price, share options granted (in CAD per share)		$ 0.72
Weighted average fair value at measurement date, share options granted | $									9,438
Option Expiration Period Thirty Seven
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted			4.28%
Expected volatility, share options granted			95.00%
Option life, share options granted | yr			5.00
Expected dividend as percentage, share options granted			0.00%
Weighted average share price, share options granted			$ 0.79
Exercise price, share options granted (in CAD per share)			$ 0.79
Weighted average fair value at measurement date, share options granted | $									98
Option Expiration Period Twenty Four
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted			4.68%
Expected volatility, share options granted			85.00%
Option life, share options granted | yr			3.00
Expected dividend as percentage, share options granted			0.00%
Weighted average share price, share options granted			$ 0.79
Exercise price, share options granted (in CAD per share)			$ 0.79
Weighted average fair value at measurement date, share options granted | $									$ 439
Employees
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted								3.10%
Expected volatility, share options granted								95.00%
Option life, share options granted								5.00
Expected dividend as percentage, share options granted								0.00%
Weighted average share price, share options granted								$ 0.72
Exercise price, share options granted (in CAD per share)								$ 1.00
Weighted average fair value at measurement date, share options granted | $								$ 32
Consultants
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted					3.78%	3.72%	3.11%	3.14%
Expected volatility, share options granted					85.00%	85.00%	85.00%	85.00%
Option life, share options granted					3	3	3	3
Expected dividend as percentage, share options granted					0.00%	0.00%	0.00%	0.00%
Weighted average share price, share options granted					$ 0.58	$ 0.67	$ 0.97	$ 0.72
Exercise price, share options granted (in CAD per share)					$ 0.91	$ 0.75	$ 1.00	$ 0.90
Consultant
Disclosure of classes of share capital [line items]
Weighted average fair value at measurement date, share options granted | $					$ 53	$ 102	$ 429	$ 183
Consultant two
Disclosure of classes of share capital [line items]
Weighted average fair value at measurement date, share options granted | $					$ 110
Employee
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted					3.78%	3.32%	2.88%
Expected volatility, share options granted					85.00%	95.00%	95.00%
Option life, share options granted					3	5	5
Expected dividend as percentage, share options granted					0.00%	0.00%	0.00%
Weighted average share price, share options granted					$ 0.58	$ 0.67	$ 0.97
Exercise price, share options granted (in CAD per share)					$ 0.75	$ 1.00	$ 1.00
Weighted average fair value at measurement date, share options granted | $						$ 98	$ 14